CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 103.7	$ 216.2
Trade and other receivables	35.9	27.1
Inventories	141.8	193.2
Current income tax receivable	4.3	12.9
Prepaid expenses and other	4.7	5.6
Total current assets	290.4	455.0
Non-current inventories	14.9	78.7
Mining interests	1,853.4	3,200.4
Deferred tax assets	0.0	171.6
Other	10.9	2.6
Assets before non-current assets or disposal groups classified as held for sale	2,169.6	3,908.3
Assets held for sale	0.0	109.0
Total assets	2,169.6	4,017.3
Current liabilities
Trade and other payables	130.9	178.2
Deferred benefit – Peak sale prepayment	0.0	3.0
Total current liabilities	130.9	181.2
Reclamation and closure cost obligations	86.1	121.5
Gold stream obligation	161.9	249.0
Long-term debt	780.5	1,007.7
Deferred tax liabilities	41.5	250.3
Other	9.4	5.3
Liabilities excluding liabilities included in disposal groups classified as held for sale	1,210.3	1,815.0
Liabilities held for sale	0.0	62.8
Total liabilities	1,210.3	1,877.8
Equity
Common shares	3,035.2	3,036.5
Contributed surplus	105.0	103.2
Other reserves	6.1	(38.9)
Deficit	(2,187.0)	(961.3)
Total equity	959.3	2,139.5
Total liabilities and equity	$ 2,169.6	$ 4,017.3